Segment Information (Notes)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Information
3. Segment Information
Our operations are organized into three reportable segments based on manufacturing and marketing criteria and the nature of our products and services, our production processes and our types of customers. These segments are refining, WNRL and retail.
We treated the TexNew Mex Pipeline System assets that we sold to WNRL in the TexNew Mex Pipeline Transaction as a transfer of assets between entities under common control. Accordingly, we have retrospectively adjusted the financial information for the affected reporting segments to include or exclude the historical results of the transferred assets for periods prior to the effective date of the transaction. We moved the TexNew Mex Pipeline System from the refining segment to the WNRL segment.
Business Segments and Principal Products
Refining. We report the operations of our three refineries in our refining segment. One is in El Paso, Texas (the "El Paso refinery") with a 131,000 barrel per day ("bpd") capacity, one is near Gallup, New Mexico (the "Gallup refinery") with a 25,000 bpd capacity and one in St. Paul Park, Minnesota (the "St. Paul Park refinery") with a 98,000 bpd capacity. Our refineries produce various grades of gasoline, diesel fuel and other products from crude oil, other feedstocks and blending components. We purchase crude oil, other feedstocks and blending components from various third-party suppliers. We also acquire refined products through exchange agreements and from various third-party suppliers to supplement supply to our customers. We sell these products to WNRL, to our retail segment, to other independent wholesalers and retailers, commercial accounts and sales and exchanges with major oil companies.
We have an exclusive supply and marketing agreement with a third party covering activities related to our refined product supply, sales and hedging in the Mid-Atlantic region. We recorded $2.9 million and $1.8 million in assets at June 30, 2016 and December 31, 2015, respectively, related to this supply agreement in our Condensed Consolidated Balance Sheets. The revenues and costs recorded under the supply agreement included $0.3 million and $5.5 million in net hedging losses for the three months ended June 30, 2016 and 2015, respectively, and gains of $26.0 million and $16.0 million for the six months ended June 30, 2016 and 2015, respectively. This supply agreement is due to expire at the end of 2016.
WNRL. WNRL owns and operates pipeline and gathering, terminalling, storage and transportation assets that provide logistics services to our refining segment in the Southwest, including 685 miles of pipelines and 8.4 million barrels of active storage capacity. The majority of WNRL's logistics assets are integral to the operations of the El Paso and Gallup refineries.
WNRL also owns a wholesale business that operates primarily in the Southwest. WNRL's wholesale business includes the operations of several lubricant and bulk petroleum distribution plants and a fleet of crude oil, refined product and lubricant delivery trucks. WNRL distributes commercial wholesale petroleum products primarily in Arizona, California, Colorado, Nevada, New Mexico and Texas. WNRL purchases petroleum fuels and lubricants from our refining segment and from third-party suppliers.
Retail. We operate retail networks located in the Southwest region ("Southwest Retail") and the Upper Great Plains region of the U.S. ("SuperAmerica"). Each of our retail networks sell various grades of gasoline, diesel fuel, convenience store merchandise and beverage and food products to the general public through retail convenience stores.
Southwest Retail obtains the majority of its gasoline and diesel fuel supply from WNRL. At June 30, 2016, Southwest Retail operated 259 service stations and convenience stores or kiosks located in Arizona, Colorado, New Mexico and Texas compared to 262 service stations and convenience stores or kiosks at June 30, 2015. At June 30, 2016 and 2015, Southwest Retail operated 52 unmanned fleet fueling sites ("cardlocks") located in Arizona, California, Colorado, New Mexico and Texas.
As of June 30, 2016, SuperAmerica included the operations of 170 retail convenience stores and supported the operations of 114 franchised retail convenience stores. Our St. Paul Park refinery supplies the majority of the gasoline and diesel fuel sold through these retail convenience stores.
Segment Accounting Principles. Operating income for each segment consists of net revenues less cost of products sold; direct operating expenses; selling, general and administrative expenses; net impact of the disposal of assets and depreciation and amortization. The refining segment also includes costs related to periodic maintenance turnaround activities. Cost of products sold includes net realized and unrealized gains and losses related to our commodity hedging activities and reflects current costs adjusted, where appropriate, for "last-in, first-out" ("LIFO") and lower of cost or market ("LCM") inventory adjustments. Intersegment revenues are reported at prices that approximate market.
Activities of our business that are not included in the three segments mentioned above are included in the Other category. These activities consist primarily of corporate staff operations and other items that are not specific to the normal business of any one of our three reportable segments. We do not allocate certain items of other income and expense, including income taxes, to the individual segments. WNRL functions primarily as a pass-through entity with respect to income taxes.
The total assets of each segment consist primarily of cash and cash equivalents; inventories; net accounts receivable; net property, plant and equipment and other assets directly associated with the individual segment’s operations. Included in the total assets of the corporate operations are cash and cash equivalents; various net accounts receivable; prepaid expenses; other current assets; net property, plant and equipment and other long-term assets.
Disclosures regarding our reportable segments with reconciliations to consolidated totals for the three and six months ended June 30, 2016 and 2015 are presented below:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
	(In thousands)
Operating Results:
Refining (2)
Net sales	$1,899,988	$2,553,182	$3,176,956	$4,640,395
Intersegment eliminations	749,619	859,741	1,339,738	1,559,764
Net refining sales to external customers	1,150,369	1,693,441	1,837,218	3,080,631
WNRL (2)
Net sales	578,602	735,904	1,046,641	1,343,300
Intersegment eliminations	180,485	212,041	329,947	390,290
Net WNRL sales to external customers	398,117	523,863	716,694	953,010
Retail
Net sales	560,785	614,613	1,012,412	1,119,710
Intersegment eliminations	1,963	3,025	3,512	5,729
Net retail sales to external customers	558,822	611,588	1,008,900	1,113,981

Consolidated net sales to external customers	$2,107,308	$2,828,892	$3,562,812	$5,147,622

Operating income (loss)
Refining (1) (2)	$157,584	$312,574	$233,941	$572,712
WNRL (2)	24,491	21,031	45,929	38,592
Retail (1)	5,496	9,479	9,361	11,419
Other	(24,099)	(27,691)	(47,132)	(51,337)
Operating income from segments	163,472	315,393	242,099	571,386
Other income (expense), net	(22,456)	(23,091)	(42,869)	(44,679)
Consolidated income before income taxes	$141,016	$292,302	$199,230	$526,707

Depreciation and amortization
Refining (2)	$40,064	$37,210	$78,758	$74,807
WNRL (2)	7,325	6,670	14,469	12,562
Retail	6,232	6,079	11,912	11,411
Other	738	1,184	1,871	2,289
Consolidated depreciation and amortization	$54,359	$51,143	$107,010	$101,069

Capital expenditures
Refining (2)	$66,219	$44,693	$136,291	$67,175
WNRL (2)	8,088	14,846	14,329	40,842
Retail	2,861	5,956	4,935	9,272
Other	563	855	1,205	2,256
Consolidated capital expenditures	$77,731	$66,350	$156,760	$119,545

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Total assets
Refining (2) (including $1,267,455 of goodwill)			$4,416,630	$4,411,215
WNRL (2)			436,065	512,384
Retail (including $21,988 of goodwill)			463,828	466,028
Other			222,006	563,922
Consolidated total assets			$5,538,529	$5,953,549

(1)
The effect of our economic hedging activity is included within the operating income of our refining segment as a component of cost of products sold. The cost of products sold within our refining segment included $14.0 million and $8.7 million in net realized and unrealized economic hedging losses for the three and six months ended June 30, 2016, respectively, and $14.5 million and $17.0 million in net realized and unrealized economic hedging losses for the three and six months ended June 30, 2015, respectively. Also included within cost of products sold is the net effect of non-cash LCM recoveries of $34.9 million, $86.5 million, $37.2 million and $52.6 million for our refining segment for the three and six months ended June 30, 2016 and 2015, respectively, and $0.7 million, $0.8 million, $1.0 million and $1.3 million for our retail segment for the three and six months ended June 30, 2016 and 2015, respectively.

(2)
WNRL's financial data includes its historical financial results and an allocated portion of corporate general and administrative expenses, previously reported as Other, for the three and six months ended June 30, 2015. WNRL operating results include activity of the TexNew Mex Pipeline System that was previously recorded within our refining segment. The information contained herein for WNRL has been retrospectively adjusted, to include the historical results of the TexNew Mex Pipeline System.